Other Operational Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Operational Loss [Line Items]
Other operational loss	$ 1,226	$ 4,050	$ 0
Commercial Claim
Other Operational Loss [Line Items]
Other operational loss	$ 1,131